Note 6 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

6. Property and Equipment, Net

Property and equipment, net, consists of the following:

	December 31,	December 31,
	2021	2020
	(in thousands)
Computer equipment	$5,777	$4,030
Leasehold improvements	2,769	2,633
Furniture and fixtures	1,102	887
Building	786	766
Office equipment	394	384
Software	378	245
	11,206	8,945
Less accumulated depreciation and amortization	(7,284)	(6,282)
	$3,922	$2,663

Accumulated depreciation and amortization includes the amortization expense relating to assets acquired under capital leases. Depreciation and amortization expense was $1.2 million, $1.1 million and $1.0 million for the years ended December 31, 2021, 2020 and 2019, respectively.